UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22482

Nuveen Energy MLP Total Return Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       November 30

Date of reporting period:  February 28, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JMF	Nuveen Energy MLP Total Return Fund Portfolio of Investments February 28, 2019
(Unaudited)

Shares/Units	Description (1)			Value

	LONG-TERM INVESTMENTS – 142.6% (100.0% of Total Investments)

	MASTER LIMITED PARTNERSHIPS & MLP AFFILIATES – 125.6% (88.1% of Total Investments)

	Oil, Gas & Consumable Fuels – 125.6% (88.1% of Total Investments)

965,477	Andeavor Logistics LP			$33,965,481
866,019	Crestwood Equity Partners LP			27,470,123
1,451,565	DCP Midstream LP			46,783,940
590,788	Delek Logistics Partners LP			18,385,323
2,001,365	Enable Midstream Partners LP			29,760,298
4,478,288	Energy Transfer LP			66,233,879
4,797,760	EnLink Midstream LLC			53,495,024
818,834	Enterprise Products Partners LP			22,640,760
1,159,257	Genesis Energy LP			24,981,988
642,250	KNOT Offshore Partners LP, (2)			11,624,725
224,025	Martin Midstream Partners LP			2,887,682
863,415	MPLX LP			28,630,841
2,498,135	NGL Energy Partners LP			32,575,680
547,100	PBF Logistics LP			11,948,664
1,097,853	Plains All American Pipeline LP			25,623,889
554,025	Summit Midstream Partners LP			5,861,584
132,855	Sunoco LP			3,982,993
1,058,725	Tallgrass Energy GP LP			23,958,947
980,540	USD Partners LP			10,707,497
1,160,365	Western Midstream Partners LP			38,825,809
	Total Oil, Gas & Consumable Fuels			520,345,127
	Total Master Limited Partnerships & MLP Affiliates (cost $466,961,873)			520,345,127

Shares	Description (1)			Value

	COMMON STOCKS – 17.0% (11.9% of Total Investments)

	Diversified Financial Services – 1.0% (0.7% of Total Investments)

699,900	Altus Midstream Co., (3)			$4,283,388

	Oil, Gas & Consumable Fuels – 16.0% (11.2% of Total Investments)

630,503	Enbridge Inc.			23,322,306
249,888	ONEOK Inc., (2)			16,057,803
664,005	Targa Resources Corp.			26,719,561
	Total Oil, Gas & Consumable Fuels			66,099,670
	Total Common Stocks (cost $54,057,787)			70,383,058
	Total Long-Term Investments (cost $521,019,660)			590,728,185

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 0.0% (0.0% of Total Investments)

	REPURCHASE AGREEMENTS – 0.0% (0.0% of Total Investments)

$191	Repurchase Agreement with Fixed Income Clearing Corporation, dated 2/28/19, repurchase price $190,947, collateralized by $200,000 U.S. Treasury Notes, 1.875%, due 1/31/22, value $196,862	1.200%	3/01/19	$190,941
	Total Short-Term Investments (cost $190,941)			190,941
	Total Investments (cost $521,210,601) – 142.6%			590,919,126
	Borrowings – (37.7)% (4), (5)			(156,100,000)
	Deferred Tax Liability, net – (5.4)%			(22,335,218)
	Other Assets Less Liabilities – (0.5)% (6)			1,810,749
	Net Assets Applicable to Common Shares – 100%			$414,294,657

JMF	Nuveen Energy MLP Total Return Fund (continued)
Portfolio of Investments February 28, 2019
(Unaudited)

Investments in Derivatives

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (7)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	$94,500,000	Receive	1-Month LIBOR	1.969%	Monthly	6/01/18	7/01/25	7/01/27	$2,363,773	$2,363,773

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Master Limited Partnerships & MLP Affiliates	$520,345,127	$—	$—	$520,345,127
Common Stocks	70,383,058	—	—	70,383,058

Short-Term Investments:
Repurchase Agreements	—	190,941	—	190,941

Investments in Derivatives:
Interest Rate Swaps*	—	2,363,773	—	2,363,773
Total	$590,728,185	$2,554,714	$—	$593,282,899
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is determined in accordance with a federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of February 28, 2019.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$532,581,773
Gross unrealized:
Appreciation	$87,581,591
Depreciation	(29,244,238)
Net unrealized appreciation (depreciation) of investments	$58,337,353

Tax cost of swaps	$—
Net unrealized appreciation (depreciation) of swaps	2,363,773

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Distribution designated as ordinary income which is recognized as “Dividends” on the Statement of Operations.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)

The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $423,852,159 have been pledged as collateral for borrowings.

(5)	Borrowings as a percentage of Total Investments is 26.4%.

(6)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(7)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

LIBOR	London Inter-Bank Offered Rate

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Energy MLP Total Return Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: April 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: April 29, 2019

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Controller (principal financial officer)

Date: April 29, 2019